As filed with the Securities and Exchange Commission on August 25, 2006
Securities Act File No. 2-72097 Investment Company Act File No. 811-03175

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No.	| |
Post-Effective Amendment No. 51 and/or	|X|
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|
Amendment No. 52 (Check appropriate box or boxes)	|X|

PRUDENTIAL SECTOR FUNDS, INC. (d/b/a Jennison Sector Funds, Inc.) (Exact Name of Registrant as Specified in Charter)

Gateway Center Three 100 Mulberry Street Newark, New Jersey 07102 (Address of Principal Executive Offices)
(973) 802-6469 (Registrant’s telephone number, including Area Code)

Deborah A. Docs, Secretary Gateway Center Three 100 Mulberry Street Newark, New Jersey 07102 (Name and Address of Agent for Service)
Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)
| X]	immediately upon filing pursuant to paragraph (b)
| |	on (date) pursuant to paragraph (b)
| _ |	60 days after filing pursuant to paragraph (a)(1)
| |	on (date) pursuant to paragraph (a)(1)
| |	75 days after filing pursuant to paragraph (a)(2)
| |	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
| |	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of common stock, par value $.01 per share.

This Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A (File No. 2-72097) (the “Registration Statement”) consists of the following: (1) the facing sheet of the Registration Statement, (2) Amendment, dated August 25, 2006, to the Registrant’s current Prospectus and Statement of Additional Information, dated January 31, 2006, and (3) Part C of the Registration Statement (including signature page and exhibits). Parts A and B to the Registration Statement, each dated January 31, 2006, were previously filed on January 31, 2006, in connection with Post-Effective Amendment No. 49 to the Registration Statement in or hereby incorporated by reference.

This Post-Effective Amendment No. 51 to the Registration Statement is being filed to: (1) add disclosure to the Registrant’s Prospectus and Statement of Additional Information relating to the Registrant’s newly created Class R shares; and (2) file certain exhibits to the Registration Statement relating to such Class R shares.

PRUDENITAL UTILITY FUND

(D/B/A JENNISON UTILITY FUND),

A SERIES OF

PRUDENITAL SECTOR FUNDS, INC.

(D/B/A JENNISON SECTOR FUNDS, INC.)

AMENDMENT DATED AUGUST 25, 2006

TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED JANUARY 31, 2006

Effective on or about August 25, 2006, the Jennison Utility Fund (the Fund) will begin offering Class R shares. This Amendment is intended for use only in connection with the offering of Class R shares of the Fund, which are offered for sale exclusively to a limited group of investors.

The Prospectus and Statement of Additional Information for the Class R shares consists of this Amendment and the Fund’s Prospectus and Statement of Additional Information each dated January 31, 2006, (each of which is incorporated herein by reference). This Amendment describes the features of the Fund’s Class R shares. For additional information about the Fund, you should refer to the Prospectus and Statement of Additional Information dated January 31, 2006, except where specific information is provided in this Amendment, in which case the disclosure provided in this Amendment is controlling.

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

Our investment objective is total return through a combination of capital appreciation and current income . This means that we seek investments whose price will increase as well as pay the Fund dividends and other income. We normally invest at least 80% of the Fund's investable assets in equity-related and investment-grade debt securities of utility companies. The term "investable assets" in this prospectus refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund will provide 60 days' prior written notice to shareholders of a change in its non-fundamental policy of investing at least 80% of its investable assets in the type of investment suggested by its name. Utility companies include electric, gas, energy pipeline, telephone, telecommunications, water, cable, airport, seaport and toll road companies. Some of these securities are issued by foreign companies. We may invest more than 5% of the Fund's assets in any one issuer.

While we make every effort to achieve our objective, we can't guarantee success.

We're Value Investors. In deciding which stocks to buy, we use what is known as a value investment style. That is, we invest in stocks that we believe are undervalued, given the company's earnings, cash flow or asset values. We look for catalysts that will help unlock inherent value. A number of conditions can warrant the sale of an existing position, including (1) the stock has reached its price target; (2) subsequent events invalidate our investment thesis; (3) the catalysts we expected to narrow the gap between the stock price and what we believe to be the true worth of the company have passed or no longer exist; or (4) the stock price declines to below what we had thought to be the reasonable worst-case scenario.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. The Fund is subject to risks of the utility industry, such as inflation and regulatory changes, because it concentrates its investments in utility securities. Since the Fund is a sector fund, its holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of the indexes. Since we invest in stocks, there is the risk that the price of a particular stock we own could go down, or pay lower-than-expected dividends. In addition to an individual stock losing value, the value of the equity markets or a sector of them could go down. Stock markets are volatile.

Our investments in investment-grade debt securities involve market risk and credit risk. Market risk, which may affect an industry, a sector or the entire market, is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Credit risk is the possibility that an issuer of a debt obligation may fail to pay the Fund interest or principal.

Since the Fund invests in foreign securities, there are additional risks. Foreign markets are often more volatile than U.S. markets and foreign issuers are generally not subject to regulatory requirements comparable to those placed on U.S. issuers. Changes in currency exchange rates can reduce or increase market performance.

Some of our investment strategies - such as using derivatives - involve above-average risks. The Fund may use risk management techniques to try to preserve assets. We may use hedging techniques to try to enhance return. Derivatives may not fully match or offset the Fund's underlying positions and this could result in losses to the Fund that would not otherwise have occurred.

As a nondiversified fund, we can invest more than 5% of the Fund's assets in the securities of any one issuer. Investing in a nondiversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a nondiversifed fund.

Like any mutual fund, an investment in the Fund could lose value, and you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

EVALUATING PERFORMANCE

A number of factors - including risk - can affect how the Fund performs. The following bar chart shows the Fund's performance for each full calendar year of operation or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table below demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.

BEST QUARTER: 20.07%	WORST QUARTER: (19.98)%
(2nd quarter of 2003)	(3rd quarter of 2002)

Average Annual Total Returns % (as of 12-31-05)
Class B Shares[1]	One Year	Five Years	Ten Years	Since Inception (08/10/1981)
Return Before Taxes	24.38	5.09	11.79	14.32
Return After Taxes on Distributions	23.09	4.36	9.82	11.87
Return After Taxes on Distributions and Sale of Fund Shares	17.61	4.09	9.42	11.85

Notes to Annual Total Return Chart and Table

1

No performance information is available for the Fund’s Class R shares because the Class R shares have not been previously issued. These returns are for the Class B shares, another share class offered by the Fund. The Class B shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class B and Class R shares have different expenses.

2	These annual returns do not include deductions for sales charges. If the sales charges were included, the annual total returns would be lower than those shown.

FEES AND EXPENSES

The following tables show the fees and expenses that you may pay if you buy and hold Class R shares of the Fund. For performance information of the other classes of shares of the Fund, please see the “Evaluating Performance” section of the January 31, 2006 Prospectus for the Fund.

Shareholder Fees (paid directly from your investment)	Class R shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price) ..............................................................	None
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds) ....................................	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions ..............................................................	None
Redemption fees ...............................................................	None
Exchange fee ..................................................................	None

Annual Fund Operating Expenses (deducted from Portfolio assets)	Class R shares
Management Fees	0.41%
+Distribution and service (12b-1) fees	0.75%
+Other expenses	0.12%
=Total Annual Fund Operating Expenses	1.28%
Less: - Distribution Fee waiver or expense reimbursement	0.25%
= Net annual Fund operating expenses	1.03%

Notes to Fees and Expenses Tables

•             The Distributor of the Portfolios has contractually agreed to August 31, 2007 to reduce its distribution and service (12b-1) fees for each Portfolio’s Class R shares to .50 of 1% of the average daily net assets of the Class R shares of each Portfolio.

•             The expense ratios are based on the financial statements as of April 30, 2006 and are based on the expense ratios of the Class B shares in existence for the period then ended.

EXAMPLES

This example is intended to help you compare the fees and expenses of the Fund’s Class R shares and the cost of investing in such shares with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund’s Class R shares for the time periods indicated and then sell all of your Class R shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for the Distributor's reduction of distribution and service (12b-1) fees for the Class R shares, which is effective in this example for only the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example

One Year	Three Years	Five Years	Ten Years
$105	$381	$678	$1,523

You would pay the following expenses on the same investment if you did not sell your shares:

One Year	Three Years	Five Years	Ten Years
$105	$381	$678	$1,523

HOW THE FUND IS MANAGED

DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS or the Distributor) distributes the Fund’s shares under a Distribution Agreement with the Fund. The Fund has Distribution and Service Plans (the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act), applicable to the Fund’s shares. Under the Plans and the Distribution Agreement, PIMS pays the expenses of distributing the Fund’s Class A, B, C, R and Z shares and provides certain shareholder support services. The Fund pays distribution and other fees to PIMS as compensation for its services for each class of shares other than Class Z. These fees—known as 12b-1 fees—are shown in the “Fees and Expenses” tables. Class A, Class B, Class C and Class R shares are subject to an annual 12b-1 fee of .30%, 1.00%, 1.00% and 0.75% (excluding any applicable fee waivers), respectively. Because these fees are paid from the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

HOW TO BUY, SELL AND EXCHANGE SHARES OF THE FUND

HOW TO BUY SHARES

Class R shares are available only to a limited group of investors. See “Qualifying for Class R shares”. If Prudential Retirement is the recordkeeper for your group retirement plan, you may call Prudential at (800) 353-2847 with any questions regarding how to purchase shares. Investors in SmartSolution IRA accounts through Prudential’s Personal Retirement Services unit can call 888-244-6237 with any questions regarding how to purchase shares. Otherwise, investors in group retirement plans or IRAs should contact their broker-dealer, financial intermediary or financial adviser with any questions regarding how to purchase Class R shares.

In order to buy Class R shares of the Fund, simply follow the steps described below.

Opening an Account

To purchase Class R shares of the Fund, you must have a securities account with a broker-dealer, financial intermediary or financial adviser that is permitted to buy or sell the Class R shares of the Fund. You must pay for Class R shares of the Fund by check made payable to the broker-dealer, financial intermediary or financial adviser or affiliate that clears securities transactions through such party on a fully disclosed basis. If you already have an account with a broker-dealer, financial intermediary or financial adviser that is permitted to buy or sell the Class R shares of the Fund, you can pay for the Class R shares of the Fund by using free credit cash balances in your account or through the sale of money market fund shares held in your account.

With certain limited exceptions, the Class R shares are only available to be sold in the United States, U.S. Virgin Islands, Puerto Rico and Guam.

Choosing a Share Class

Eligible investors can choose among Class A, Class B, Class C, Class R and Class Z shares of the Fund, although Class R and Class Z shares are available only to a limited group of investors.

Multiple share classes let you choose a cost structure that may best meet your needs. When choosing a share class of the Fund, you should consider that the Class R shares and Class Z shares have lower operating expenses than Class A, Class B, or Class C shares, as applicable, and you should consider whether you are eligible to purchase Class R and Class Z shares.

The Class R shares of the Fund do not have a minimum purchase amount or a minimum amount for subsequent purchases.

Share Class Comparison. Use this chart to help you compare the Fund’s Class R shares to the Fund’s different share classes. Information regarding the Fund’s other share classes can be found in the Fund’s Prospectus dated January 31, 2006. The discussion following the chart will tell you whether you are entitled to a reduction or waiver of any sales charges.

Class R
Minimum purchase amount	None
Minimum amount for subsequent purchases	None
Maximum initial sales charge	None
Contingent Deferred Sales Charge (CDSC)	None
Annual distribution and service (12b-1) fees (shown as a percentage of average net assets)[1]	.75 of 1%; (.50 of 1% currently)

1             These distribution and service fees (12b-1) fees are paid from the Fund’s assets on a continuous basis. The service fee for Class R shares is .25 of 1%. Class R shares pay a distribution fee (in addition to the service fee) of .50 of 1%. The Distributor has contractually agreed to August 31, 2007 to reduce its distribution and service (12b-1) fees for class R shares to .50 of 1% of the Fund’s average daily net assets attributable to such class.

Qualifying for Class R Shares

Group Retirement Plans. Class R shares are offered for sale to (i) certain group retirement plans, including 401(k) plans, Keogh plans, profit-sharing pension plans, money purchase pension plans, target benefit plans, defined benefit plans, Taft Hartley multi-employer pension plans, SEP IRA and SARSEP plans, SIMPLE IRA plans, 457 plans, 403(b) plans, non-qualified deferred compensation plans, other defined contribution plans and (ii) IRAs that are held on the books of a Portfolio through omnibus level accounts, including The SmartSolution IRA offered by Prudential Retirement. The availability of Class R shares for group retirement plans or IRAs will depend upon the policies of your financial intermediary and/or the recordkeeper for your plan. If Prudential Retirement is the recordkeeper for your group retirement plan, you may call Prudential at (800) 353-2847 with any questions. Investors in SmartSolution IRA accounts through Prudential’s Personal Retirement Services unit can call 888-244-6237 with any questions regarding how to purchase shares. Otherwise, investors in group retirement plans or IRAs should contact their financial intermediary with any questions regarding availability of Class R shares.

Additional Shareholder Services

As a Class R shareholder of the Fund, you can take advantage of the following services and privileges:

Automatic Reinvestment. As we explained in the "Fund Distributions and Tax Issues" section of the Fund’s Prospectus dated January 31, 2006, the Fund pays out — or distributes — its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Fund at net asset value (NAV), without any sales charge. If you want your distributions paid in cash, you can indicate this preference on your application, or by notifying your broker or the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.

Prudential Mutual Fund Services LLC Attn: Account Maintenance P.O. Box 8159 Philadelphia, PA 19176

Retirement Plan Services. Prudential offers a wide variety of retirement plans for individuals and institutions, including large and small businesses. For information on IRAs, including Roth IRAs or SEP-IRAs for a one-person business, please contact your financial adviser. If you are interested in opening a 401(k) or other company-sponsored retirement plan (SIMPLE IRAs, SEP plans, Keoghs, 403(b)(7) plans, pension and profit-sharing plans), your financial adviser will help you determine which retirement plan best meets your needs. Complete instructions about how to establish and maintain your plan and how to open accounts for you and your employees will be included in the retirement plan kit you receive in the mail.

Systematic Withdrawal Plan. A Systematic Withdrawal Plan is available that will provide you with monthly, quarterly, semi-annual or annual redemption checks. The Systematic Withdrawal Plan is not available to participants in certain retirement plans. Please contact PMFS at (800) 225-1852 for more details.

Reports to Shareholders. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. To reduce expenses, we may send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise. If each Fund shareholder in your household would like to receive a copy of the Fund's prospectus, shareholder report and proxy statement, please call us toll free at (800) 225-1852. We will begin sending additional copies of these documents within 30 days of receipt of your request.

HOW TO SELL YOUR SHARES

You can sell your shares of the Fund for cash (in the form of a check) at any time, subject to certain restrictions, by contacting your financial intermediary.

When you sell shares of a Fund — also known as redeeming your shares — the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell (less any applicable CDSC). If your broker holds your shares, your broker must receive your order to sell by 4:00 p.m., New York time, to process the sale on that day. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE.

Generally, we will pay you for the shares that you sell within seven days after the Distributor or your broker receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay sending you the proceeds until your check clears, which can take up to 10 days from the purchase date. You can avoid delay if you purchase shares by wire, certified check or cashier's check. Your broker may charge you a separate or additional fee for sales of shares.

Restrictions on Sales. There are certain times when you may not be able to sell Class R shares of the Fund or when we may delay paying you the proceeds from a sale. As permitted by the Securities and Exchange Commission (SEC), this may happen only during unusual market conditions or emergencies when a Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI.

Redemption In Kind. If the sales of the Fund shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Fund's net assets, we can then give you securities from the Fund's portfolio instead of cash. If you want to sell the securities you received for cash, you would have to pay the costs charged by a broker.

Small Accounts. If your account value is less than $500, we may sell the rest of your shares (without charging any CDSC) and close your account. We do this to minimize the Fund's operating expenses borne by Fund shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this account closing. This involuntary sale does not apply to shareholders who own their shares as part of a 401(k) plan, an IRA or some other qualified or tax-deferred plan or account.

PART C

OTHER INFORMATION

Item 23. Exhibits.

(a) (1) Articles of Amendment to Articles of Incorporation, incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on March 1, 1995.

(2) Articles of Restatement, incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on March 1, 1995.

(3) Articles Supplementary, incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on March 1, 1996.

(4) Articles Supplementary, incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on December 30, 1998.

(5) Articles of Amendment to Articles of Incorporation, incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on April 30, 1999.

(6) Articles Supplementary, incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on April 30, 1999.

(7) Articles Supplementary dated July 17, 2003, incorporated by reference to Exhibit (a)(7) to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on February 2, 2004.

(8) Articles Supplementary for Jennison Health Sciences Fund, incorporated by reference to Exhibit (a)(8) to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on October 31, 2005.

(9) Articles Supplementary for Jennison Utility Fund, relating to the Class R shares.*

(b)  (1) Amended By-Laws, incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on March 9, 2001.

(2) Amended and Restated By-Laws dated July 17, 2003, incorporated by reference to Exhibit (b)(2) to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on February 2, 2004.

(3) Amended and Restated By-Laws dated November 16, 2004, incorporated by reference to Exhibit (b)(3) to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on December 22, 2004.

(c)  Specimen Stock Certificate issued by the Registrant, incorporated by reference to Exhibit 4 to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on March 4, 1997.

(d)  (1) Subadvisory Agreement for Jennison Utility Fund between Prudential Investments Fund Management LLC and Jennison Associates LLC, incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 29, 2002.

(2) Subadvisory Agreement for Jennison Financial Services Fund between Prudential Investments Fund Management LLC and The Prudential Investment Corporation, incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 29, 2002.

(3) Subadvisory Agreement for Jennison Technology Fund between Prudential Investments Fund Management LLC and The Prudential Investment Corporation, incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 29, 2002.

(4) Subadvisory Agreement for Jennison Health Sciences Fund between Prudential Investments Fund Management LLC and Jennison Associates LLC, incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

(5) Subadvisory Agreement for Jennison Health Sciences Fund between Prudential Investments Fund Management LLC and The Prudential Investment Corporation, incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 29, 2002.

(6) Amended and Restated Management Agreement for Jennison Utility Fund, incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 29, 2002.

(7)(i) Amended and Restated Management Agreement for Jennison Financial Services Fund, incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 29, 2002.

(ii) New Fee Schedules as of May 25, 2004, incorporated by reference to Exhibit (d)(7)(i) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on March 18, 2005.

(8)(i) Amended and Restated Management Agreement for Jennison Health Sciences Fund, incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 29, 2002.

(ii) New Fee Schedules as of May 25, 2004, incorporated by reference to Exhibit (d)(8)(i) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on March 18, 2005.

(9)(i) Amended and Restated Management Agreement for Jennison Technology Fund, incorporated by reference to Exhibit (d)(9) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 29, 2002.

(ii) New Fee Schedules as of May 25, 2004, incorporated by reference to Exhibit (d)(9)(i) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on March 18, 2005.

(10) Subadvisory Agreement for Jennison Financial Services Fund between Prudential Investments Fund Management LLC and Jennison Associates LLC, incorporated by reference to Exhibit (d)(10) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 29, 2002.

(11) Subadvisory Agreement for Jennison Technology Fund between Prudential Investments Fund Management LLC and Jennison Associates LLC, incorporated by reference to Exhibit (d)(10) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 29, 2002.

(e)(1) Selected Dealer Agreement, incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on December 30, 1998.

(2) Amended and Restated Distribution Agreement for Jennison Utility Fund with Prudential Investment Management Services LLC, incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on June 30, 2006.

(3) Distribution Agreement for Jennison Financial Services Fund with Prudential Investment Management Services LLC, incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

(4) Distribution Agreement for Jennison Health Sciences Fund with Prudential Investment Management Services LLC, incorporated by reference to Exhibit (e)(4) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

(5) Distribution Agreement for Jennison Technology Fund with Prudential Investment Management Services LLC, incorporated by reference to Exhibit (e)(5) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

(f) Not Applicable.

(g) (1) Custodian Contract with the Bank of New York, as amended, dated June 6, 2005, incorporated by reference to Exhibit (g)(5) to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on October 31, 2005.

(h)  (1) Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc., incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on March 4, 1997.

(2) Amendment to Transfer Agency Agreement, incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

(3) Amendment to Transfer Agency Agreement dated September 4, 2002, incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on February 2, 2004.

(i)  (1) Opinion and consent of counsel, incorporated by reference to Exhibit (i) to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on March 9, 2001.

(2) Consent of Counsel, incorporated by reference to Exhibit (i)(2) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 29, 2002.

(3) Opinion and consent of DLA Piper Rudnick Gray Cary US LLP relating to the Class R shares of the Fund.*

(j) Consent of independent registered public accounting firm. *

(k) Not Applicable.

(l) Not Applicable.

(m)  (1) Amended and Restated Distribution and Service Plan for Class A shares of Jennison Utility Fund, incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on December 30, 1998.

(2) Distribution and Service Plan for Class A shares of Jennison Financial Services Fund, incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

(3) Distribution and Service Plan for Class A shares of Jennison Health Sciences Fund, incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

(4) Distribution and Service Plan for Class A shares of Jennison Technology Fund, incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

(5) Amended and Restated Distribution and Service Plan for Class B shares of Jennison Utility Fund, incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on December 30, 1998.

(6) Distribution and Service Plan for Class B shares of Jennison Financial Services Fund, incorporated by reference to Exhibit (m)(6) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

(7) Distribution and Service Plan for Class B shares of Jennison Health Sciences Fund, incorporated by reference to Exhibit (m)(7) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No.2-72097) filed via EDGAR on January 31, 2000.

(8) Distribution and Service Plan for Class B shares of Jennison Technology Fund, incorporated by reference to Exhibit (m)(8) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January  31, 2000.

(9) Amended and Restated Distribution and Service Plan for Class C shares of Jennison Utility Fund, incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on December 30, 1998.

(10) Distribution and Service Plan for Class C shares of Jennison Financial Services Fund, incorporated by reference to Exhibit (m)(10) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

(11) Distribution and Service Plan for Class C shares of Jennison Health Sciences Fund, incorporated by reference to Exhibit (m)(11) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

(12) Distribution and Service Plan for Class C shares of Jennison Technology Fund, incorporated by reference to Exhibit (m)(12) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

(13)Form of Rule 12b-1 Fee Waiver for Class A Shares, incorporated by reference to Exhibit (m)(13) to Post-Effective Amendment 49 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2006.

(14) Distribution and Service Plan for Class R shares for Jennison Utility Fund, incorporated by reference to Exhibit (m)(14) to Post-Effective Amendment 50 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on June 30, 2006.

(15) Rule 12b-1 Fee Waiver Class R Shares.*

(n) Form of Amended and Restated Rule 18f-3 Plan, incorporated by reference to Exhibit (n) to Post-Effective Amendment 50 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on June 30, 2006.

(n) (1) Amended and Restated Rule 18f-3 Plan dated June 20, 2005, incorporated by reference to Exhibit (n)(5) to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on October 31, 2005.

(p)  (1) Amended Code of Ethics of the Registrant dated January 9, 2006, incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment 50 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on June 30, 2006.

(2) Amended Personal Securities Trading Policy of Prudential dated January 9, 2006, incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment 50 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on June 30, 2006.

(3) Amended Code of Ethics of Jennison Associates LLC dated October 5, 2005, incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on October 31, 2005.

(4) Statement of Policy Restricting Communication and Use of Issuer-Related Information by Prudential Investment Associates dated June 20, 2000, incorporated by reference to Exhibit (p)(4) to Post-Effective Amendment 50 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on June 30, 2006.

(q)  (1) Power of Attorney dated September 7, 2005, incorporated by reference to Exhibit (q)(1) to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on October 31, 2005.

*Filed herewith.

 Item 24. Persons Controlled by or under Common Control with Registrant.

None.

Item 25. Indemnification.

As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940, as amended (the 1940 Act) and pursuant to Article VII of the Fund’s By-Laws (Exhibit (b) to the Registration Statement), the Registrant shall indemnify present and former officers, directors, employees and agents of the Registrant against judgments, fines, settlements and expenses and may advance expenses to such parties to the fullest extent authorized, and in the manner permitted, by applicable federal and state law. Section 2-418 of the Maryland General Corporation Law permits indemnification of directors unless it is established that (i) the act or omission of the director was material to the matter and (a) was committed in bad faith or (b) was the result of active and deliberate dishonesty; or (ii) the director actually received an improper person benefit in money, property or services; or (iii) in the case of a criminal proceeding, the director has reasonable cause to believe that the act or omission was unlawful. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreement (Exhibit (e) (1) to the Registration Statement), the Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (Securities Act), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence of reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

Section 9 of the Management Agreement (Exhibit (d)(1) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit (d)(2) to the Registration Statement) limit the liability of Prudential Investments LLC and Jennison Associates LLC, respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and the Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect and is consistently applied.

Item 26. Business and Other Connections of the Investment Adviser.

(a)  Prudential Investments LLC (PI)

See “How the Fund Is Managed—Manager” in the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement and “Investment Advisory and Other Services” in the Statement of Additional Information constituting Part B of this Post-Effective Amendment to the Registration Statement.

The business and other connections of the directors and principal executive officers of PI are listed in Schedules A and D of its Form ADV as currently on file with the Securities and Exchange Commission (File No. 801-31104), the text of which is hereby incorporated by reference.

(b)  Jennison Associates LLC (Jennison)

See “How the Fund Is Managed—Investment Adviser” in the Prospectus constituting Part A of this Registration Statement and “Investment Advisory and Other Services” in the Statement of Additional Information constituting Part B of this Registration Statement.

The business and other connections of the directors and principal executive officers of Jennison are included in Schedule A and D of its Form ADV filed with the Securities and Exchange Commission (File No. 801-5608), as most recently amended, the text of which is hereby incorporated by reference.

Item 27. Principal Underwriters.

(a) Prudential Investment Management Services LLC (PIMS)

PIMS is distributor for Cash Accumulation Trust, Nicholas-Applegate Fund, Inc., (Nicholas-Applegate Growth Equity Fund), Dryden California Municipal Fund, Jennison Blend Fund, Inc., Dryden Global Total Return Fund, Inc., Dryden Government Income Fund, Inc., Dryden Government Securities Trust, Dryden High Yield Fund, Inc., Dryden High Yield Total Return Fund, Inc., Dryden Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., MoneyMart Assets, Inc., Dryden Municipal Bond Fund, Dryden Municipal Series Fund, Dryden National Municipals Fund, Inc., Jennison Natural Resources Fund, Inc., Strategic Partners Real Estate Fund, Jennison Sector Funds, Inc., Dryden Short-Term Corporate Bond Fund, Inc., Jennison Small Company Fund, Inc., Dryden Tax-Free Money Fund, Dryden Tax-Managed Funds, Dryden Small-Cap Core Equity Fund, Inc., Dryden Total Return Bond Fund, Inc., Jennison 20/20 Focus Fund, Jennison U.S. Emerging Growth Fund, Inc., Jennison Value Fund, Prudential World Fund, Inc., Strategic Partners Asset Allocation Funds, Strategic Partners Mutual Funds, Inc., Strategic Partners Opportunity Funds, Strategic Partners Style Specific Funds, The Prudential Investment Portfolios, Inc., The Target Portfolio Trust, American Skandia Trust and The Prudential Series Fund.

PIMS is also distributor of the following unit investment trusts: Separate Accounts: The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Discovery Premier Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account.

(b) The business and other connections of PIMS' sole member (PIFM Holdco, Inc.) and principal officers are listed in its Form BD as currently on file with the Securities and Exchange Commission (BD No. 18353), the text of which is hereby incorporated by reference.

(c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

 Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of The Bank of New York, 100 Wall Street, New York, New York 10286; Jennison Associates LLC, 466 Lexington Avenue, New York, New York 10017; the Registrant, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077; and Prudential Mutual Fund Services LLC, Gateway Center Three, 10th Floor, 100 Mulberry Street, Newark, New Jersey 07102. Documents required by Rules 31a-1(b) (4), (5), (6), (7), (9), (10) and (11) and 31a-1(d) and (f) will be kept at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by The Bank of New York and by Prudential Mutual Fund Services LLC.

Item 29. Management Services.

Other than as set forth under the captions “How the Fund Is Managed—Manager”, “How the Fund Is Managed—Investment Adviser” and “How the Fund Is Managed—Distributor” in the Prospectus and the caption “Investment Advisory and Other Services” in the Statement of Additional Information, constituting Parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, Registrant is not a party to any management-related service contract.

Item 30. Undertakings.

The Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 25th day of August 2006.

JENNISON SECTOR FUNDS, INC. – JENNISON UTILITY FUND

 By:  *

  Judy A. Rice, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
* Linda W. Bynoe	Trustee
* David E.A. Carson	Trustee
* Robert F. Gunia	Trustee and Vice President
* Robert E. La Blanc	Trustee
* Douglas H. McCorkindale	Trustee
* Richard A. Redeker	Trustee
* Judy A. Rice	Trustee and President
* Robin B. Smith	Trustee and Chairman
* Stephen G. Stoneburn	Trustee
* Clay T. Whitehead	Trustee
* Grace C. Torres	Treasurer and Principal Financial and Accounting Officer
*By: /s/ Claudia DiGiacomo (Attorney-in-Fact)		August 25, 2006

EXHIBIT INDEX

 EXHIBIT

NO.	DESCRIPTION

(a)(9)	Articles Supplementary for Jennison Utility Fund, relating to the Class R shares.
(i)(3)	Opinion and consent of DLA Piper Rudnick Gray Cary US LLP relating to the Class R shares of the Fund.
(j)	Consent of independent registered public accounting firm.

(m)(15) Rule 12b-1 Fee Waiver Class R Shares.

Exhibit (a)(9)

PRUDENTIAL SECTOR FUNDS, INC.

ARTICLES SUPPLEMENTARY

Reclassifying Authorized Stock

PRUDENTIAL SECTOR FUNDS, INC., a Maryland corporation, having its principal office in Baltimore City, Maryland (hereinafter called the “Corporation”), hereby certifies to the State Department of Assessments and Taxation of Maryland that:

FIRST:  The Board of Directors has duly reclassified the authorized and unissued shares of its series common stock, par value $.01 per share (“Common Stock”), designated as Prudential Utility Fund (the “Utility Fund”) as set forth in these Articles Supplementary.

SECOND:  Prior to the reclassification authorized by these Articles Supplementary, (a) the 800,000,000 shares of Common Stock of the Utility Fund were further designated into 400,000,000 shares of Class A Common Stock, 300,000,000 shares of Class B Common Stock, 50,000,000 shares of Class C Common Stock, and 50,000,000 shares of Class Z Common Stock.

THIRD:  As reclassified hereby the 800,000,000 shares of Common Stock are designated as follows:

Class A Common Stock	400,000,000 shares
Class B Common Stock	300,000,000 shares
Class C Common Stock	50,000,000 shares
Class Z Common Stock	25,000,000 shares
Class R Common Stock	25,000,000 shares

FOURTH:  (a) The foregoing does not change the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, as set forth in the charter of the Corporation (the “Charter”), of the classes and series of the capital stock of the Corporation existing before the increase and classification.

(b) The terms of each newly authorized and classified shares of the Class R Common Stock of the Utility Fund (including the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications, or terms or conditions of redemption) shall be as set forth in the Charter for the various classes of Common Stock of the Corporation existing before the increase. Pursuant to the Charter, the Board of Directors may establish such fees and sales charges in accordance with the 1940 Act and the applicable rules and regulations of the National Association of Securities Dealers, Inc.

FIFTH:  The reclassification has been approved by a majority of the entire Board of Directors pursuant to authority expressly granted to the Board of Directors by Section 2-105(c) of the Maryland General Corporation Law, and in Article IV of the Charter.

SIXTH:  These Articles Supplementary shall become effective upon filing with the State Department of Assessments and Taxation of Maryland.

IN WITNESS WHEREOF, PRUDENTIAL SECTOR FUNDS, INC, has caused these presents to be signed in its name and on its behalf by its President and witnessed by its Secretary on August 25, 2006.

WITNESS:	PRUDENTIAL SECTOR FUNDS, INC.
______	By: ____
Deborah A. Docs	Judy A. Rice
Secretary	President

THE UNDERSIGNED, President of PRUDENTIAL SECTOR FUNDS, INC., who executed on behalf of the Corporation the foregoing Articles Supplementary of which this certificate is made a part, hereby acknowledges in the name and on behalf of said Corporation the foregoing Articles Supplementary to be the corporate act of said Corporation and hereby certifies that to the best of her knowledge, information, and belief the matters and facts set forth therein with respect to the authorization and approval thereof are true in all material respects under the penalties of perjury.

By: ___

Judy A. Rice

President

T:\CLUSTER 3\BIBLE\STCBF\Articles Supplementary Class R 4-04.DOC

Exhibit (i)(3)

DLA Piper Rudnick Gray Cary US LLP The Marbury Building 6225 Smith Avenue Baltimore, Maryland 21209-3600 T 410.580.3000 F 410.580.3001 W www.dlapiper.com

August 25, 2006

PRUDENTIAL SECTOR FUNDS, INC.

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

Re:	Registration Statement on Form N-1/A

Ladies and Gentlemen:

We serve as special Maryland counsel to Prudential Sector Funds, Inc., a Maryland corporation doing business as Jennison Sector Funds, Inc. (the “Company”), in connection with a Post-Effective Amendment (the “Amendment”) to the Company’s Registration Statement on Form N-1/A (File Nos. 2-72097 and 811-3175) (the “Registration Statement”) to be filed with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Act”), and the Investment Company Act of 1940, as amended, on the date hereof relating to the issuance of shares of Class R Common Stock, $.01 par value per share, of Prudential Utility Fund (the “Shares”), a series of shares of stock of the Company doing business as Jennison Utility Fund. This opinion is being provided at your request in connection with the filing of the Registration Statement.

In connection with our representation of the Company, and as a basis for the opinion hereinafter set forth, we have examined originals, or copies certified or otherwise identified to our satisfaction, of the following documents (collectively, the “Documents”):

1.            The Registration Statement, including the Amendment in the form in which it was transmitted to the Commission under the Act;

2.          The form of Articles Supplementary relating to the Shares, filed as an exhibit to the Registration Statement;

3.            The charter of the Company (the “Charter”), certified as of a recent date by the SDAT;

4.          The By-Laws of the Company, certified as of the date hereof by the Assistant Secretary of the Company;

5.          Resolutions adopted by the Board of Directors of the Company (the “Resolutions”) relating to the registration, sale and issuance of the Shares, certified as of the date hereof by the Assistant Secretary of the Company;

6.            A short-form certificate of the SDAT as to the good standing of the Company, dated as of the date hereof; and

7.            A certificate (the “Assistant Secretary’s Certificate”) executed by Claudia DiGiacomo, Assistant Secretary of the Company, dated as of the date hereof.

In expressing the opinion set forth below, we have assumed the following:

1.          Each individual executing any of the Documents, whether on behalf of such individual or another person, is legally competent to do so.

2.          Each individual executing any of the Documents on behalf of a party (other than the Company) is duly authorized to do so.

3.          Each of the parties (other than the Company) executing any of the Documents has duly and validly executed and delivered each of the Documents to which such party is a signatory, and such party's obligations set forth therein are legal, valid and binding.

4.          All Documents submitted to us as originals are authentic. All Documents submitted to us as certified or photostatic copies conform to the original documents. All signatures on all such Documents are genuine. All public records reviewed or relied upon by us or on our behalf are true and complete. All statements and information contained in the Documents are true and complete. There has been no oral or written modification or amendment to the Documents, or waiver of any provision of the Documents, by action or omission of the parties or otherwise.

5.          Articles Supplementary relating to the Shares in all material respects identical to the form included as an exhibit to the Registration Statement will be executed by the appropriate officers of the Company and filed with and accepted for record by the SDAT prior to the issuance of the Shares.

6.          The issuance of the Shares will not result in the Company issuing shares in excess of the number of shares of any class or series of the Company authorized by the Charter at the time of issuance of the Shares.

7.          The final versions of all Documents will conform in all material respects to the versions thereof submitted to us in draft form.

Based upon the foregoing, and subject to the assumptions, limitations and qualifications stated herein, it is our opinion that:

1.          The Company is a corporation duly incorporated and existing under and by virtue of the laws of the State of Maryland and is in good standing with the SDAT.

2.            The Shares have been duly authorized and, when issued as contemplated by the Registration Statement and the Resolutions, will be validly issued, fully paid and non-assessable.

The foregoing opinion is limited to the substantive laws of the State of Maryland and we do not express any opinion herein concerning any other law. We express no opinion as to compliance with the securities (or “blue sky”) laws of the State of Maryland. The opinion expressed herein is subject to the effect of judicial decisions which may permit the introduction of parol evidence to modify the terms or the interpretation of agreements.

We assume no obligation to supplement this opinion if any applicable law changes after the date hereof or if we become aware of any fact that might change the opinion expressed herein after the date hereof.

This opinion is being furnished to you for submission to the Commission as an exhibit to the Registration Statement.

We hereby consent to the filing of this opinion as an exhibit to the Registration Statement and to the use of the name of our firm therein under the heading “Legal Matters”. In giving this consent, we do not admit that we are within the category of persons whose consent is required by Section 7 of the Act.

Very truly yours,

/s/ DLA Piper Rudnick Gray Cary US LLP

Exhibit (j)

Consent of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders of

Jennison Sector Funds, Inc. – Jennison Utility Fund:

We consent to the incorporation by reference, in this registration statement (No. 002-72097) on Form N-1A, of our report dated January 27, 2006 on the statement of assets and liabilities of Jennison Utility Fund (a series of Jennison Sector Funds, Inc., hereafter referred to as the “Fund”), including the portfolio of investments, as of November 30, 2005, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights and our report thereon are included in the Annual Report of the Fund as filed on Form N-CSR.

KPMG LLP

New York, New York

August 23, 2006

Exhibit (m)(15)

NOTICE OF RULE 12B-1 FEE WAIVER

CLASS R SHARES

THIS NOTICE OF RULE 12B-1 FEE WAIVER is signed as of August 18, 2006, by PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC (PIMS), the principal underwriter of Jennison Utility Fund, a series of Jennison Sector Funds, Inc., an open-end management investment company (the Fund).

WHEREAS, PIMS desires to waive a portion of its distribution and shareholder services fees payable on Class R shares of the Fund (Rule 12b-1 fees); and

WHEREAS, PIMS understands and intends that the Fund will rely on this Notice and agreement in preparing a registration statement on Form N-1A and in accruing the Fund’s expenses for purposes of calculating net asset value and for other purposes, and expressly permits the Fund to do so; and

WHEREAS, shareholders of the Fund will benefit from the ongoing contractual waivers by incurring lower Fund operating expenses than they would absent such waivers.

NOW, THEREFORE, PIMS hereby provides notice that it has agreed to limit the distribution and service (12b-1) fees incurred by Class R shares of the Fund to .5 of 1% of the average daily net assets of the Fund.  This contractual waiver shall be effective from the date hereof until August 31, 2007.

IN WITNESS WHEREOF, PIMS has signed this Notice of Rule 12b-1 Fee Waiver as of the day and year first above written.

PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC
By:	/s/ Robert F. Gunia
Name:	Robert F. Gunia
Title:	President

JENNISON SECTOR FUNDS, INC. - JENNISON UTILITY FUND

GATEWAY CENTER THREE

100 MULBERRY STREET

NEWARK, NJ 07102

August 25, 2006

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn:	Division of Investment Management
Re:	Jennison Sector Funds, Inc. – Jennison Utility Fund (the “Fund”),
File No. 002-72097

Dear Sir/Madam:

Please find enclosed for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and Rule 8b-16 under the Investment Company Act of 1940, as amended, one copy of Post-Effective Amendment No. 51 to the Registration Statement (the "Amendment") of the above-referenced entity on Form N1-A. The Registrant has designated August 25, 2006 as the date upon which this Amendment shall become effective.

As Vice President & Corporate Counsel, I have reviewed the Amendment and represent that it does not contain disclosures, which would render it ineligible to become effective pursuant to Rule 485(b).

Any comments on this filing should be directed to the undersigned at 973-802-5032.

Sincerely,

s/s Claudia DiGiacomo

Claudia DiGiacomo

Vice President & Corporate Counsel